Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) (10-K) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				9 Months Ended			12 Months Ended
		Jun. 30, 2018	[1]	Jun. 30, 2017	[1]	Sep. 30, 2018		Sep. 30, 2017 [1]	Dec. 31, 2017		Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss attributable to shareholders of the company						$ (5,111)		$ (6,002)	$ 7,589	[2]	$ 9,663	[2]
Net loss attributable to shareholders of preferred shares						226		1,442	1,582	[2]	3,954	[2]
Net loss used in the calculation of basic net loss per share						$ (4,885)		$ (4,560)	$ 6,007	[2]	$ 5,709	[2]
Net loss per share	[2]								$ (2.67)		$ (5.94)
Weighted average number of common shares		2,947,633		2,383,327		2,876,020	[1]	2,061,331	2,201,992	[2]	963,047	[2]

[1]	September 30, 2017 share data represents the number of shares adjusted to retroactively reflect the 1:15 reverse stock split effected on September 4, 2018.
[2]	December 31 2017 and 2016 shares data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.